Consolidated Changes in Equity (Parenthetical) - USD ($) $ in Thousands			12 Months Ended
		Nov. 16, 2018	Dec. 31, 2019	Dec. 31, 2018	Aug. 03, 2018
Deferred income tax expense (benefit) relating to cash flow hedges included in other comprehensive income			$ (359)	$ (463)
Deferred income tax expense (benefit) related to remeasurement of defined benefit plan included in other comprehensive income			173	730
Increase to equity attributable to non-controlling interests	[1]			11,102
Derecognition of call option redemption liability	[2]			1,434
Foreign exchange gain (loss)			790	(1,945)
Deferred income tax expense (benefit) related to net investments in foreign operations			45	0
Deferred income tax expense (benefit) related to cumulative translation adjustments			0	0
Income tax expense (benefit) related to share-based compensation through deficit			(3)	(126)
Amortized cost
Financial liabilities			$ 579,555
Powerband Industries Private Limited
Proportion of voting rights held by non-controlling interests		26.00%
Extinguishment of non-controlling interest call options		$ 9,900
Derecognition of call option redemption liability				1,400
Foreign exchange gain (loss)				1,400
Powerband Industries Private Limited | Amortized cost | Call Options
Financial liabilities				12,700
Non-controlling interest
Increase to equity attributable to non-controlling interests	[1]			$ 11,102
GPCP, Inc.
Percentage of voting equity interests acquired					50.10%

[1]	On May 11, 2018, the Company, through its partially owned subsidiary Capstone Polyweave Private Limited ("Capstone"), acquired substantially all of the assets and assumed certain liabilities of Airtrax Polymers Private Limited and on August 20, 2018, the Company acquired additional existing and newly-issued shares of Capstone as part of the same overall transaction. As a result of these transactions,and the impacts on the non-controlling interest's share of ownership, the Company recorded an $11.1 million increase to equity attributable to non-controlling interests.
[2]	On November 16, 2018, the Company closed on the exercised call option to acquire the outstanding 26% interest in Powerband Industries Private Limited ("Powerband"), which resulted in the full derecognition of the previously recorded call option redemption liability. Upon derecognition of the call option redemption liability, and to account for the difference between the agreed-upon share purchase price of $9.9 million and the recorded liability of $12.7 million, a $1.4 million increase in equity was recorded on the consolidated balance sheet as of December 31, 2018 and a $1.4 million foreign exchange gain was recorded in consolidated earnings in finance costs (income) in other (income) expense, net.